Employee costs and share plans for employees	12 Months Ended
Dec. 31, 2020
Employee costs and share plans for employees
Employee costs and share plans for employees

28 Employee costs and share plans for employees

Employee costs

The monthly average number of people, to the nearest hundred, employed by the Group is set out in the table below. In accordance with the Companies Act 2006, this includes part-time employees.

	2020	2019	2018
Employees
UK	7,900	7,400	7,200
Continental Europe	16,600	15,500	14,800
The Americas	17,300	16,600	16,700
Asia, Africa & Australasia	33,000	27,800	24,500
Continuing operations	74,800	67,300	63,200

Geographical distribution described in the table above is by location of legal entity employing staff. Certain staff will undertake some or all of their activity in a different location.

The number of people employed by the Group at the end of 2020 was 76,100 (2019: 70,600; 2018: 64,600).

The costs incurred during the year in respect of these employees were:

	2020	2019	2018
	$m	$m	$m
Wages and salaries	6,273	5,648	5,370
Social security costs	726	658	626
Pension costs	435	491	469
Other employment costs	813	771	505
Total	8,247	7,568	6,970

Severance costs of $116m are not included above (2019: $158m; 2018: $94m).

The Directors believe that, together with the basic salary system, the Group’s employee incentive schemes provide competitive and market-related packages to motivate employees. They should also align the interests of employees with those of shareholders, as a whole, through long-term share ownership in the Company. The Group’s current UK, Swedish and US schemes are described below; other arrangements apply elsewhere.

Bonus plans

The AstraZeneca UK Performance Bonus Plan

Employees of participating AstraZeneca UK companies are invited to participate in this bonus plan, which rewards strong individual performance. Bonuses are paid in cash.

The AstraZeneca Executive Annual Bonus Scheme

This scheme is a performance bonus scheme for Directors and senior employees who do not participate in the AstraZeneca UK Performance Bonus Plan. Annual bonuses are paid in cash and reflect both corporate and individual performance measures. The Remuneration Committee has discretion to reduce or withhold bonuses if business performance falls sufficiently short of expectations in any year such as to make the payment of bonuses inappropriate.

The AstraZeneca Deferred Bonus Plan

This plan was introduced in 2006 and is used to defer a portion of the bonus earned under the AstraZeneca Executive Annual Bonus Scheme into Ordinary Shares in the Company for a period of three years. The plan currently operates only in respect of Executive Directors and members of the SET. Awards of shares under this plan are typically made in March each year, the first award having been made in February 2006.

Sweden

In Sweden, an all-employee performance bonus plan is in operation, which rewards strong individual performance. Bonuses are paid 50% into a fund investing in AstraZeneca equities and 50% in cash. The AstraZeneca Executive Annual Bonus Scheme, the AstraZeneca Performance Share Plan and the AstraZeneca Global Restricted Stock Plan all operate in respect of relevant AstraZeneca employees in Sweden.

US

In the US, there are two all-employee short-term or annual performance bonus plans in operation to differentiate and reward strong individual performance. Annual bonuses are paid in cash. There is also one senior staff long-term incentive scheme, under which 120 participants may be eligible for awards granted as AstraZeneca ADSs. AstraZeneca ADSs necessary to satisfy the awards are purchased in the market or funded via a share trust. The AstraZeneca Performance Share Plan and the AstraZeneca Global Restricted Stock Plan operate in respect of relevant employees in the US.

Share plans

The charge for share-based payments in respect of share plans is $277m (2019: $259m; 2018: $219m). The plans are equity settled.

The AstraZeneca UK All-Employee Share Plan

The Company offers UK employees the opportunity to buy Partnership Shares (Ordinary Shares). Employees may invest up to £150 a month to purchase Partnership Shares in the Company at the current market value. In 2010, the Company introduced a Matching Share element, the first award of which was made in 2011. Currently one Matching Share is awarded for every four Partnership Shares purchased. Partnership Shares and Matching Shares are held in the HM Revenue & Customs (HMRC)-approved All-Employee Share Plan. At the Company’s AGM in 2002, shareholders approved the issue of new shares for the purposes of the All-Employee Share Plan.

The AstraZeneca 2014 Performance Share Plan

This plan was approved by shareholders in 2014 for a period of 10 years and replaces the AstraZeneca Performance Share Plan. Generally, awards can be granted at any time, but not during a closed period of the Company. The first grant of awards was made in May 2014. Awards granted under the plan vest after three years, or in the case of Executive Directors and members of the SET, after an additional two-year holding period, and can be subject to the achievement of performance conditions. For awards granted to all participants in 2020, vesting is subject to a combination of measures focused on scientific leadership, revenue growth and financial performance. The Remuneration Committee has responsibility for agreeing any awards under the plan and for setting the policy for the way in which the plan should be operated, including agreeing performance targets and which employees should be invited to participate.

	Ordinary Shares	WAFV	[1]	ADR Shares	WAFV	[1]
	ʼ000	pence		ʼ000	$
Outstanding at 1 January 2018	2,415	2251		7,388	15.58
Granted	981	2434		2,529	17.38
Forfeited	(309)	2311		(1,356)	16.27
Cancelled	(10)	2427		–	–
Exercised	(395)	2357		(1,598)	17.52
Outstanding at 31 December 2018	2,682	2295		6,963	15.65
Granted	1,018	3147		1,978	21.06
Forfeited	(350)	2317		(1,900)	16.80
Exercised	(491)	1983		(1,835)	14.17
Outstanding at 31 December 2019	2,859	2649		5,206	17.80
Granted	932	3702		1,767	24.02
Forfeited	(191)	3088		(478)	19.57
Cancelled	(3)	2234		–	–
Exercised	(552)	2426		(1,704)	15.43
Outstanding at 31 December 2020	3,045	2985		4,791	20.76

[1]	Weighted average fair value.

The AstraZeneca Investment Plan

This plan was introduced in 2010 and approved by shareholders at the 2010 AGM. The final grant of awards under this plan took place in March 2016. Awards granted under the plan vest after eight years and are subject to performance conditions measured over a period of four years.

The AstraZeneca Global Restricted Stock Plan

This plan was introduced in 2010. This plan provides for the grant of restricted stock unit (RSU) awards to selected below SET-level employees and is used in conjunction with the AstraZeneca Performance Share Plan to provide a mix of RSUs and performance shares. Awards typically vest on the third anniversary of the date of grant and are contingent on continued employment with the Company. The Remuneration Committee has responsibility for agreeing any awards under the plan and for setting the policy for the way in which the plan should be operated.

	Ordinary Shares	WAFV	ADR Shares	WAFV
	ʼ000	pence	ʼ000	$
Outstanding at 1 January 2018	865	4491	9,945	31.03
Granted	436	4867	4,081	34.66
Forfeited	(82)	4583	(1,094)	31.60
Cancelled	–	–	(2)	32.52
Exercised	(218)	4720	(2,437)	34.52
Outstanding at 31 December 2018	1,001	4598	10,493	31.57
Granted	759	6313	3,885	42.06
Forfeited	(115)	5438	(1,199)	35.44
Cancelled	–	–	(1)	32.39
Exercised	(317)	4028	(3,408)	28.82
Outstanding at 31 December 2019	1,328	5640	9,770	36.22
Granted	689	7408	3,671	47.71
Forfeited	(113)	6204	(1,077)	41.08
Cancelled	–	7280	(9)	36.93
Exercised	(278)	4929	(3,180)	31.47
Outstanding at 31 December 2020	1,626	6471	9,175	41.89

The AstraZeneca Restricted Share Plan

This plan was introduced in 2008 and provides for the grant of restricted share awards to key employees, excluding Executive Directors. Awards are made on an ad hoc basis with variable vesting dates. The plan has been used four times in 2020 to make awards to 113 employees. The Remuneration Committee has responsibility for agreeing any awards under the plan and for setting the policy for the way in which the plan should be operated.

	Ordinary Shares	WAFV	ADR Shares	WAFV
	ʼ000	pence	ʼ000	$
Outstanding at 1 January 2018	95	4714	1,740	29.13
Granted	19	5808	249	36.24
Forfeited	(3)	4293	(253)	29.11
Cancelled	–	–	(177)	28.29
Exercised	(19)	4698	(497)	29.46
Outstanding at 31 December 2018	92	4952	1,062	30.79
Granted	105	6894	176	43.91
Forfeited	(7)	5907	(141)	31.17
Cancelled	–	–	(2)	28.19
Exercised	(14)	5244	(446)	30.12
Outstanding at 31 December 2019	176	6051	649	34.70
Granted	80	7931	295	52.92
Forfeited	(6)	7168	(79)	39.26
Exercised	(89)	5166	(359)	31.05
Outstanding at 31 December 2020	161	7434	506	47.20

The AstraZeneca Extended Incentive Plan

This plan was introduced in 2018 and provides for the grant of awards to key employees, excluding Executive Directors. Awards are made on an ad hoc basis and 50% of the award will normally vest on the fifth anniversary of grant, with the balance vesting on the tenth anniversary of grant. The award can be subject to the achievement of performance conditions. The Remuneration Committee has responsibility for agreeing any awards under the plan and for setting the policy for the way in which the plan should be operated, including agreeing performance targets (if any) and which employees should be invited to participate.

	Ordinary Shares	WAFV	ADR Shares	WAFV
	ʼ000	pence	ʼ000	$
Outstanding at 1 January 2018	–	–	–	–
Granted	238	5239	65	38.46
Outstanding at 31 December 2018	238	5239	65	38.46
Granted	44	7301	–	–
Outstanding at 31 December 2019	282	5563	65	38.46
Granted	18	8386	–	–
Outstanding at 31 December 2020	300	5730	65	38.46

The fair values were determined using a modified version of the Monte Carlo model. This method incorporated expected dividends but no other features into the measurements of fair value. The grant date fair values of share awards disclosed in this section do not take account of service and non-market related performance conditions.